                                   EXHIBIT 99

DaimlerChrysler Auto Trust 2006-A monthly distribution report to holders of Asset Backed Notes for the distribution period covered by this report.

                                                    DISTRIBUTION DATE: 10-APR-06
                                                                     Page 1 of 2


DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC
DaimlerChrysler Auto Trust 2006-A Monthly Servicer's Certificate (KM)

Payment Determination Statement Number                                         1
Distribution Date                                                      10-Apr-06
Record Date                                                            07-Apr-06

DATES COVERED                              FROM AND INCLUDING   TO AND INCLUDING
-------------                              ------------------   ----------------
Collections Period                              21-Feb-06           31-Mar-06
Accrual Period                                  07-Mar-06           09-Apr-06
30/360 Days                                            31
Actual/360 Days                                        34

                                                    NUMBER OF
COLLATERAL POOL BALANCE DATA                         ACCOUNTS       $ AMOUNT
----------------------------                        ---------   ----------------
Pool Balance - Beginning of Period                    97,603    1,631,098,710.56
Collections of Installment Principal                               46,237,874.71
Collections Attributable to Full Payoffs                           33,874,596.90
Principal Amount of Repurchases                                             0.00
Principal Amount of Gross Losses                                       55,992.80
                                                                ----------------
Pool Balance - End of Period(EOP)                     95,019    1,550,930,246.15
                                                                ================

POOL STATISTICS                                                   END OF PERIOD
---------------                                                 ----------------
Initial Pool Balance (Pool Balance at the Purchase Date)        1,631,098,710.56
Pool Factor (Pool Balance as a Percent
   of Initial Pool Balance)                                                95.09%

Ending Overcollateralization(O/C) Amount                          127,429,948.70
Coverage Ratio (Ending Pool Balance as a Percent
   of Ending Notes)                                                      108.95%

Cumulative Net Losses                                                  37,318.78
Net Loss Ratio (3 mo. Weighted Avg.)                                      0.0138%
Cumulative Recovery Ratio                                                  33.35%

                                                     $ AMOUNT     % OF EOP POOL BAL.   # OF ACCOUNTS
                                                   ------------   ------------------   -------------
Delinquency Information:(1)
   31-60 Days Delinquent                           7,754,934.25         0.500%               459
   61-90 Days Delinquent                              19,920.76         0.001%                 2
   91-120 Days Delinquent                                  0.00         0.000%                 0
   121 Days or More Delinquent                             0.00         0.000%                 0
   Reposessions                                      214,379.68         0.014%                12

   (1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount                          234,300.44
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)        0.01250%

                                                     CURRENT MONTH   PRIOR MONTH
                                                     -------------   -----------
Weighted Average APR                                     6.834%          6.840%
Weighted Average Remaining Term (months)                 49.01           51.11
Weighted Average Seasoning (months)                      13.72           12.54

                                                    DISTRIBUTION DATE: 10-APR-06
                                                                     PAGE 2 OF 2


DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC
DAIMLERCHRYSLER AUTO TRUST 2006-A MONTHLY SERVICER'S CERTIFICATE (KM)

CASH SOURCES
   Collections of Installment Principal                            46,237,874.71
   Collections Attributable to Full Payoffs                        33,874,596.90
   Principal Amount of Repurchases                                          0.00
   Recoveries on Loss Accounts                                         18,674.02
   Collections of Interest                                         11,581,348.95
   Investment Earnings                                                187,329.84
   Reserve Account                                                  3,767,500.00
                                                                ----------------
   TOTAL SOURCES                                                   95,667,324.42
                                                                ================

CASH USES
   Servicer Fee                                                     1,812,331.90
   A Note Interest                                                  6,387,729.75
   Priority Principal Distribution Amount                           3,577,169.68
   B Note Interest                                                    200,060.22
   Reserve Fund                                                     3,767,500.00
   Regular Principal Distribution Amount                           79,922,532.87
   Distribution to Certificateholders                                       0.00
                                                                ----------------
   TOTAL CASH USES                                                 95,667,324.42
                                                                ================

ADMINISTRATIVE PAYMENT
Total Principal and Interest Sources                               95,667,324.42
Investment Earnings in Trust Account                                 (187,329.84)
Daily Collections Remitted                                        (92,150,417.04)
Cash Reserve in Trust Account                                      (3,767,500.00)
Servicer Fee (withheld)                                            (1,812,331.90)
O/C Release to Seller                                                       0.00
                                                                ----------------
   PAYMENT DUE TO/(FROM) TRUST ACCOUNT                             (2,250,254.36)
                                                                ================

O/C RELEASE (Prospectus pg S31-S32)
Pool Balance                                                    1,550,930,246.15
Yield Supplement O/C Amount                                       (92,707,415.83)
                                                                ----------------
Adjusted Pool Balance                                           1,458,222,830.32

Total Securities                                                1,423,500,297.45
                                                                ================

Adjusted O/C Amount                                                34,722,532.87

Target Overcollateralization Amount                                72,911,141.52

O/C Release Period?                                                           No

O/C Release                                                                 0.00

                                      Beginning          Ending         Principal    Principal per    Interest    Interest per
NOTES                                  Balance           Balance         Payment       $1000 Face      Payment     $1000 Face
-----                             ----------------  ----------------  -------------  -------------  ------------  ------------
Class A-1  307,000,000 @ 4.7914%    307,000,000.00    223,500,297.45  83,499,702.55   271.9860018   1,389,239.81    4.5252111
Class A-2  485,000,000 @ 5.06%      485,000,000.00    485,000,000.00           0.00     0.0000000   2,113,252.78    4.3572222
Class A-3  510,000,000 @ 5.00%      510,000,000.00    510,000,000.00           0.00     0.0000000   2,195,833.33    4.3055555
Class A-4  159,800,000 @ 5.01%      159,800,000.00    159,800,000.00           0.00     0.0000000     689,403.83    4.3141666
Class B  45,200,000 @ 5.14%          45,200,000.00     45,200,000.00           0.00     0.0000000     200,060.22    4.4261111
                                  ----------------  ----------------  -------------                 ------------
   Total Notes                    1,507,000,000.00  1,423,500,297.45  83,499,702.55                 6,587,789.97
                                  ================  ================  =============                 ============

*    Class A-1 Interest is computed on an Actual/360 Basis.
     Days in current period 34